Legal Matters	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal Matters
Legal Matters
WesternGeco
A more thorough treatment of history of this litigation is set forth above in Item 1.A, “Risk Factors”. As noted in that section, in 2014, because a jury found that we infringed four WesternGeco patents, the United States District Court for the Southern District of Texas (the “District Court”) entered a Final Judgment against us in the amount of $123.8 million ($12.5 million in reasonable royalties, $93.4 million in lost profits, $10.9 million in pre-judgment interest on lost profits, and $9.4 million in supplemental damages).
In 2015, the United States Court of Appeals for the Federal Circuit in Washington, D.C. (the “Court of Appeals”) reversed, in part, the District Court, holding that the lost profits, which were attributable to foreign seismic surveys, were not available to WesternGeco under the Patent Act. The Company had recorded a loss contingency accrual of $123.8 million because of the District Court’s ruling. As a result of the reversal by the Court of Appeals, the Company reduced the loss contingency accrual to $22.0 million.
On February 26, 2016, WesternGeco appealed the Court of Appeals’ decision to the Supreme Court, as to both lost profits and “enhanced” damages (damages which are available for willful infringement, and which neither the District Court nor the Trial Court awarded). On June 20, 2016, the Supreme Court vacated the Court of Appeals’ ruling, although it did not address lost profits at that time. Rather, in light of changes in case law regarding the standard of proof for willfulness in patent infringement, the Supreme Court remanded the case to the Court of Appeals for a determination of whether enhanced damages were appropriate.
On November 14, 2016, the District Court ordered our sureties to pay principal and interest on the royalty damages previously awarded. On November 25, 2016, the Company paid WesternGeco the $20.8 million due pursuant to the order, and it reduced its loss contingency accrual to zero.
On March 14, 2017, the District Court held a hearing on whether impose additional damages for willfulness. The Judge found that the Company’s infringement was willful, and awarded enhanced damages of $5.0 million to WesternGeco (WesternGeco had sought $43.6 million in such damages.) The District Court also ordered the appeal bond to be released and discharged. The Court’s findings and ruling were memorialized in an order issued on May 16, 2017. On June 30, 2017, the Company and WesternGeco agreed that neither of them would appeal the District Court's award of $5.0 million in enhanced damages. Upon assessment of the enhanced damages, the Company accrued $5.0 million in the first quarter of 2017. As the Company have paid the $5.0 million, the accrual has been adjusted, and as of December 31, 2018, the loss contingency accrual was zero.
WesternGeco filed a second petition in the Supreme Court on February 17, 2017, appealing the lost profits issue again. On May 30, 2017, the Supreme Court called for the U.S. Solicitor General’s views on whether or not the Supreme Court ought to hear WesternGeco’s appeal. On December 6, 2017, the Solicitor General filed its brief, and took the position that the Supreme Court ought to hear the appeal and that foreign lost profits ought to be available. On January 12, 2018, the Supreme Court agreed to hear the appeal. The specific issue before the Supreme Court was whether lost profits arising from use of prohibited combinations occurring outside of the United States are categorically unavailable in cases where patent infringement is proven under 35 U.S.C. § 271(f)(2) (the statute under which the Company were held to have infringed WesternGeco’s patents, and upon which the District Court and Court of Appeals relied in entering their rulings).
The Supreme Court heard oral arguments on April 16, 2018. The Company argued that the Court of Appeals’ decision that eliminated lost profits ought to be affirmed. WesternGeco and the Solicitor General argued that the Court of Appeals’ decision that eliminated lost profits ought to be reversed.
On June 22, 2018, the Supreme Court reversed the judgment of the Court of Appeals, held that the award of lost profits to WesternGeco by the District Court was a permissible application of Section 284 of the Patent Act, and remanded the case back to the Court of Appeals for further proceedings consistent with its (the Supreme Court’s) opinion. On July 24, 2018, the Supreme Court issued the judgment that returned the case to the Court of Appeals.
On July 27, 2018, the Court of Appeals vacated its September 21, 2016 judgment with respect to damages, and ordered WesternGeco and the Company to submit supplemental briefing on what relief is appropriate in light of the Supreme Court’s decision. The Company and WesternGeco each submitted briefing in accordance with the Court of Appeals’ order (the last brief was filed on September 7, 2018).
The Company argued in its brief to the Court of Appeals that lost profits were not available to WesternGeco because the jury instructions required them to find that the Company had been WesternGeco’s direct competitor in the survey markets where WesternGeco had lost profits, and that the jury could not have found so. Additionally, we argued that the award of lost profits and reasonable royalties ought to be vacated and retried on separate grounds due to the outcome of an Inter Partes Review (“IPR”) filed with the Patent Trial and Appeal Board (“PTAB”) of the Patent and Trademark Office.
Until the Court of Appeals’ January 11, 2019 decision issued (which is described below), the IPR was an administrative proceeding that was separate from the 2009 lawsuit. By means of the IPR, the Company joined a challenge to the validity of several of WesternGeco’s patent claims that another company had filed. While the 2009 lawsuit was pending on appeal, the PTAB invalidated four of the six patent claims that formed the basis for the lawsuit judgment against the Company. WesternGeco appealed the PTAB’s invalidation of its patents to the Court of Appeals. On May 7, 2018, the Court of Appeals affirmed the PTAB’s invalidation of the patents, and on July 16, 2018, the Court of Appeals denied WesternGeco’s petition for a rehearing. On December 13, 2018, WesternGeco filed a petition with the Supreme Court, arguing that the Court of Appeals ought to have overturned the decision of the PTAB. (As of February 7, 2019, the Supreme Court has not indicated whether it will, or will not, hear WesternGeco’s appeal.)
In the same brief to the Court of Appeals in which the Company made its “direct competitor” argument, the Company argued that the Court of Appeals’ affirmation of the PTAB’s decision precluded WesternGeco’s damages claims, and that the Court of Appeals should order a new trial as to the royalty damages already paid by the Company. The Company also argued that if the Court of Appeals did not find its “direct competitor” argument persuasive, the Court should nonetheless vacate the District Court’s award of royalty damages and lost profits damages and order a new trial as to both royalty damages and lost profits.
In its briefs to the Court of Appeals, WesternGeco argued that the only remaining issue was whether lost profits were unavailable to WesternGeco due to the Company’s “direct competitor” argument, and argued that the invalidation of four of its six patent claims by the PTAB (which was affirmed by the Court of Appeals) should have no effect on lost profits or on the royalty award already paid by the Company. WesternGeco also argued that lost profits should be available notwithstanding the Company’s “direct competitor” argument.
Oral arguments took place on November 16, 2018, and on January 11, 2019, the Court of Appeals issued its ruling. In its ruling, the Court of Appeals refused to disturb the award of reasonable royalties to WesternGeco (which the Company paid in 2016), and rejected the Company’s “direct competitor” argument, but vacated the District Court’s award of lost profits damages and remanded the case back to the District Court to determine whether to hold a new trial as to lost profits. The Court of Appeals also ruled that its affirmance of the PTAB’s decision eliminated four of the five patent claims that could have supported the award of lost profits, leaving only one remaining patent claim that could support an award of lost profits.
The Court of Appeals further held that the lost profits award can be reinstated by the District Court if the existing trial record establishes that the jury must have found that the technology covered by the one remaining patent claim was essential for performing the surveys upon which lost profits were based. To make such a finding, the District Court must conclude that the present trial record establishes that there was no dispute that the technology covered by the one remaining patent claim, independent of the technology of the now-invalid claims, was required to perform the surveys. The Court of Appeals ruling further provides that if, but only if, the District Court concludes that WesternGeco established at trial, with undisputed evidence, that the remaining claim covers technology that was necessary to perform the surveys, then the District Court may deny a new trial and reinstate lost profits.
Other
The Company has been named in various other lawsuits or threatened actions that are incidental to its ordinary business. Litigation is inherently unpredictable. Any claims against the Company, whether meritorious or not, could be time-consuming, cause the Company to incur costs and expenses, require significant amounts of management time and result in the diversion of significant operational resources. The results of these lawsuits and actions cannot be predicted with certainty. Management currently believes that the ultimate resolution of these matters will not have a material adverse impact on the financial condition, results of operations or liquidity of the Company.